Condensed Financial Information Of Parent Company Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Cash flows from operating activities:
Net income	$ 132,688	$ 101,539	$ 77,562
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Share-based compensation expense	24,125	15,045	16,183
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(23,672)	(10,012)	(7,953)
Accrued expenses and other current liabilities	28,395	19,749	13,857
Amounts due from/to related parties	164	(14)	(88)
Net cash provided by (used in) operating activities	249,304	215,819	141,890
Cash flows from investing activities
Long term investment in Dajie.com	(2,000)
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	945	6,432	12,446
Cash paid for shares repurchase			(29,996)
Net cash used in financing activities	945	6,432	(17,550)
Net change in cash and cash equivalents	111,001	36,156	26,332
Beginning balance	317,260	281,104	254,772
Cash and cash equivalents at end of year	428,261	317,260	281,104
Parent Company [Member]
Cash flows from operating activities:
Net income	132,688	101,774	77,789
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries and VIE	(156,596)	(116,946)	(94,461)
Share-based compensation expense	24,125	15,045	16,183
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,412)	(31)	51
Accrued expenses and other current liabilities	3,117	303	(1,290)
Amounts due from/to related parties	(1,760)	(1,418)	1,613
Net cash provided by (used in) operating activities	(4,838)	(1,273)	(115)
Cash flows from investing activities
Long term investment in Dajie.com	(2,000)
Loan to related parties		(3,000)
Repayment from related parties	15,000		1,500
Net cash used in investing activities	13,000	(3,000)	1,500
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	945	6,432	12,436
Cash paid for shares repurchase			(29,996)
Net cash used in financing activities	945	6,432	(17,560)
Net change in cash and cash equivalents	9,107	2,159	(16,175)
Beginning balance	53,887	51,728	67,903
Cash and cash equivalents at end of year	$ 62,994	$ 53,887	$ 51,728